Exploration and Evaluation Assets - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,637	$ 2,632
Additions	71	502
Acquisition of Devon assets (note 7)	91
Transfers to property, plant and equipment	(219)	(397)
Disposals/derecognitions and other		(100)
Foreign exchange adjustments	(1)
Ending balance	2,579	2,637	$ 2,632
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,348	2,282
Additions	38	245
Acquisition of Devon assets (note 7)	91
Transfers to property, plant and equipment	(219)	(175)
Disposals/derecognitions and other		(4)	(1)
Foreign exchange adjustments	0
Ending balance	2,258	2,348	2,282
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions	0	0
Acquisition of Devon assets (note 7)	0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions and other		0
Foreign exchange adjustments	0
Ending balance	0	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	37	91
Additions	33	35
Acquisition of Devon assets (note 7)	0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions and other		(89)
Foreign exchange adjustments	(1)
Ending balance	69	37	91
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	252	259
Additions	0	222
Acquisition of Devon assets (note 7)	0
Transfers to property, plant and equipment	0	(222)
Disposals/derecognitions and other		(7)
Foreign exchange adjustments	0
Ending balance	$ 252	$ 252	$ 259